Debt, cash and cash equivalents and lease liabilities - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Long-term debt	€ 19,745	€ 20,131	€ 22,007
Short-term debt and current portion of long-term debt	2,767	4,554	2,633
Interest rate and currency derivatives used to manage debt	119	(117)	(54)
Total debt	22,631	24,568	24,586
Cash and cash equivalents	(13,915)	(9,427)	(6,925)	€ (10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	74	(34)	(33)
Net debt	8,790	15,107	€ 17,628
Current and non-current lease liabilities	€ 1,163	€ 1,248